Line of Credit (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands		12 Months Ended
	Dec. 15, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Eligible accounts receivable percentage	85.00%
Debt costs		$ 441
Prepayment and other current aasets		4,441	$ 6,906	$ 4,748
Other long-term assets		$ 216
Effective interest rate		12.70%
Line of credit, current		$ 14,092	17,303	11,988
Unamortized debt cost		216	216
Other Assets, Noncurrent		1,140	1,041	$ 639
SLR Credit Facility [Member]
Debt Instrument [Line Items]
Prepayment and other current aasets		216
SLR Digital Finance LLC [Member]
Debt Instrument [Line Items]
Line of credit		40,000	40,000
Financing and Security Agreement [Member] | SLR Digital Finance LLC [Member]
Debt Instrument [Line Items]
Line of credit, current		14,092	17,303
Debt cost	$ 200
Unamortized debt cost	$ 441	216	216
Other Assets, Noncurrent		$ 216	$ 254
Line of credit facility, percent			13.70%
Financing and Security Agreement [Member] | SLR Digital Finance LLC [Member]
Debt Instrument [Line Items]
Line of credit facility interest rate description	an interest rate at the prime rate plus 4.0% per annum of the amount advanced (subject to minimum utilization of at least 10% of the maximum amount of advances available) (as of September 30, 2023 the stated interest rate was 12.5%), (iii) payment of a fee equal to 2.25% of the maximum line amount with respect to any termination of the agreement prior to December 31, 2025 at the option of the Company at any time with 60 day notice, (iv) a payment of a performance fee in the amount equal to 2.25% of the maximum line amount, under certain circumstances pursuant to the Business Combination in connection with a deal deadline or in the event of a deal failure, as defined in the SLR Amendment, further the performance fee will survive the termination of the agreement, (v) a payment of a success fee if the Business Combination is consummated, of 0.3% or 0.6% of the maximum line amount if the Business Combination closes on or before December 31, 2023 or after December 31, 2023, respectively, or $0 if the transaction closes after the deal deadline, and (vi) a maturity date of December 31, 2025.	the interest rate on the line of credit was amended to be the prime rate plus 4.0% per annum of the amount advanced (subject to minimum utilization of at least 10% of the maximum amount of advances available) (as of December 31, 2022 the rate was 11.5%), and (iii) the maturity of the line of credit was extended to December 31, 2024; provided that the maturity date will be December 31, 2023 if the Company has not refinanced, repaid or extended all of its Senior Secured Notes (as defined below) due December 31, 2023 by August 31, 2023, and provided further, that SLR will be entitled to accelerate the obligations if the Company has not refinanced, repaid or extended all of its Senior Secured Notes due December 31, 2023 by September 30, 2023
Termination fee		$ 900
Debt instrument, maturity date	Dec. 31, 2025
Financing and Security Agreement [Member] | SLR Digital Finance LLC [Member] | Series L Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 25,000
Financing and Security Agreement [Member] | SLR Digital Finance LLC [Member] | 2023 Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	8,000
Financing and Security Agreement [Member] | SLR Digital Finance LLC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit	$ 40,000
Eligible accounts receivable percentage	85.00%